Pay vs Performance Disclosure - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (12,224,975)	$ (16,611,425)	$ (4,345,725)	$ (12,638,883)	$ (5,705,098)	$ (28,836,400)	$ (18,343,981)	$ (22,689,706)	$ (34,515,754)	$ (20,710,446)